STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Common Stock Class A [Member]	Common Stock Class B [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Ending balance, value at Dec. 31, 2018		$ 102	$ 388	$ 4,529,248	$ 470,267	$ 5,000,005
Ending balance, shares at Dec. 31, 2018		1,024,556	3,881,250
Common stock subject to possible redemption		$ 4		(1,771,836)		(1,771,832)
Common stock subject to possible redemption, shares		38,624
Net loss					1,771,836	1,771,836
Ending balance, value at Dec. 31, 2019		$ 106	$ 388	2,757,412	2,242,103	5,000,009
Ending balance, shares at Dec. 31, 2019		1,063,180	3,881,250
Common stock subject to possible redemption	[1]	$ 933		96,973,006		96,973,939
Common stock subject to possible redemption, shares	[1]	9,329,292
Net loss					(2,096,495)	(2,096,495)
Ending balance, value at Dec. 31, 2020		$ 1,039	$ 388	$ 99,730,418	$ 145,608	$ 99,877,453
Ending balance, shares at Dec. 31, 2020		10,392,472	3,881,250

[1]	Amounts net of redemption of 2,089,939, 1,215,698 and 1,826,891 of Class A common stock on June 16, 2020, September 21, 2020 and December 21, 2020, respectively.